Schedule of Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Related Party Payables Schedule Of Related Party Transactions 1		19.50%
Related Party Payables Schedule Of Related Party Transactions 2		$ 9,603
Related Party Payables Schedule Of Related Party Transactions 3		11,741
Related Party Payables Schedule Of Related Party Transactions 4		3.50%
Related Party Payables Schedule Of Related Party Transactions 5		0
Related Party Payables Schedule Of Related Party Transactions 6		20,286
Related Party Payables Schedule Of Related Party Transactions 7		4.00%
Related Party Payables Schedule Of Related Party Transactions 8		0
Related Party Payables Schedule Of Related Party Transactions 9		10,405
Related Party Payables Schedule Of Related Party Transactions 10		4,313
Related Party Payables Schedule Of Related Party Transactions 11		19,184
Related Party Payables Schedule Of Related Party Transactions 12		348,180
Related Party Payables Schedule Of Related Party Transactions 13		0
Related Party Payables Schedule Of Related Party Transactions 14		994
Related Party Payables Schedule Of Related Party Transactions 15		13,916
Related Party Payables Schedule Of Related Party Transactions 16		62,610
Related Party Payables Schedule Of Related Party Transactions 17		(13,916)
Related Party Payables Schedule Of Related Party Transactions 18		(62,610)
Related Party Payables Schedule Of Related Party Transactions 19		0
Related Party Payables Schedule Of Related Party Transactions 20		0
Related Party Payables Schedule Of Related Party Transactions 1	19.50%
Related Party Payables Schedule Of Related Party Transactions 2	0
Related Party Payables Schedule Of Related Party Transactions 3	9,603
Related Party Payables Schedule Of Related Party Transactions 4	0
Related Party Payables Schedule Of Related Party Transactions 5	4,313
Related Party Payables Schedule Of Related Party Transactions 6	13,916
Related Party Payables Schedule Of Related Party Transactions 7	0
Related Party Payables Schedule Of Related Party Transactions 8	(13,916)
Related Party Payables Schedule Of Related Party Transactions 9	0
Related Party Payables Schedule Of Related Party Transactions 10	$ 0